Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Cumulative Effect Period Of Adoption Adjustment [Member]	Parent [Member]	Parent [Member] Cumulative Effect Period Of Adoption Adjustment [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect Period Of Adoption Adjustment [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Cumulative Effect Period Of Adoption Adjustment [Member]
Balance at Dec. 31, 2019	$ 13,980	$ (91)	$ 13,526	$ (82)	$ 188	$ 73	$ 19,640	$ (82)	$ (5,590)	$ (785)	$ 454	$ (9)
Comprehensive income:
Net income	5,205		5,146				5,146				59
Foreign currency translation adjustments, net of tax	1,017		990						990		27
Effect of change in fair value of available-for-sale securities, net of tax	7		7						7
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	589		589						589
Change in derivative instruments and hedges, net of tax	2		2						2
Changes in noncontrolling interests	3		(16)			(16)					19
Changes in noncontrolling interests in connection with divestments	(138)		0								(138)
Dividends to noncontrolling shareholders	(98)		0								(98)
Dividends to shareholders	(1,758)		(1,758)				(1,758)
Share-based payment arrangements	54		54			54
Purchase of treasury stock	(3,181)		(3,181)							(3,181)
Delivery of shares	412		412			(24)				436
Call options	(3)		(3)			(3)
Balance at Dec. 31, 2020	15,999		15,685		188	83	22,946		(4,002)	(3,530)	314
Comprehensive income:
Net income	4,650		4,546				4,546				104
Foreign currency translation adjustments, net of tax	(530)		(534)						(534)		4
Effect of change in fair value of available-for-sale securities, net of tax	(15)		(15)						(15)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	467		467						467
Change in derivative instruments and hedges, net of tax	(5)		(5)						(5)
Changes in noncontrolling interests	(2)		(57)			(37)	(20)				55
Dividends to noncontrolling shareholders	(98)		0								(98)
Dividends to shareholders	(1,730)		(1,730)				(1,730)
Cancellation of treasury shares	0		0		(10)	(17)	(3,130)			3,157
Share-based payment arrangements	60		60			60
Purchase of treasury stock	(3,682)		(3,682)							(3,682)
Delivery of shares							(136)
Delivery of shares	826		826			(84)				1,046
Other	16		16			16
Balance at Dec. 31, 2021	15,957		15,579		178	22	22,477		(4,088)	(3,010)	378
Comprehensive income:
Net income	2,599		2,475				2,475				124
Net income	2,594
Foreign currency translation adjustments, net of tax	(639)		(608)						(608)		(31)
Effect of change in fair value of available-for-sale securities, net of tax	(21)		(21)						(21)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	255		256						256		(1)
Change in derivative instruments and hedges, net of tax	0		0						0
Issuance of subsidiary shares	206		120			120					86
Changes in noncontrolling interests	(24)		10			10					(34)
Dividends to noncontrolling shareholders	(100)		0								(100)
Dividends to shareholders	(1,700)		(1,700)				(1,700)
Spin-off of the Turbocharging Division	(284)		(272)				(177)		(95)		(12)
Cancellation of treasury shares	0		0		(8)	(4)	(2,864)			2,876
Share-based payment arrangements	42		42			42
Purchase of treasury stock	(3,502)		(3,502)							(3,502)
Delivery of shares							(130)
Delivery of shares	394		394			(51)				575
Other	2		2			2
Balance at Dec. 31, 2022	$ 13,187		$ 12,777		$ 171	$ 141	$ 20,082		$ (4,556)	$ (3,061)	$ 410